Segment Report - Narrative (Details)	12 Months Ended
	Jun. 30, 2019 ZAR (R) product	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)
Disclosure of operating segments [line items]
Number of economic products | product	1
Additions other than through business combinations, property, plant and equipment	R 4,687,000,000	R 4,280,000,000	R 3,686,000,000
Operating segments
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	4,687,000,000	4,280,000,000	3,686,000,000
Foreign operations | Operating segments
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	1,591,000,000	1,563,000,000	1,335,000,000
Foreign operations | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	1,591,000,000	1,563,000,000	1,335,000,000
Capital expenditures, net of capitalised revenue		2,609,000,000
Capitalised revenue	0	1,046,000,000	0
Wafi-Golpu joint operation | Foreign operations
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	R 350,000,000	R 288,000,000	R 197,000,000